Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Domestic Tax Authority [Member]
Effective income tax rate			25.00%
Bird Rides [Member]
Effective income tax rate	0.36%	0.03%	(0.10%)	0.00%
Testing Period for ownership change			3 years
Threshold ownership percentage			50.00%
Income tax examination likelihood of unfavorable settlement			The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Unrecognized tax benefits income tax penalties and interest accrued			$ 0	$ 0
Deferred tax assets, valuation allowance			294,150	245,633
Bird Rides [Member] | CARES Act [Member]
Payroll taxes deferred during the period				$ 1,800
Payment of deferred payroll taxes			900
Bird Rides [Member] | U.S. Federal Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards			1,900
Bird Rides [Member] | U.S. Federal Net Operating Loss Carryforwards [Member] | Indefinite Period [Member]
Operating loss carry-forwards			813,100
Bird Rides [Member] | U.S. State Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards			524,900
Bird Rides [Member] | Foreign Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards			294,300
Bird Rides [Member] | Domestic Tax Authority [Member]
Deferred tax assets, valuation allowance			214,500
Bird Rides [Member] | Foreign Tax Authority [Member]
Deferred tax assets, valuation allowance			79,600
Bird Rides [Member] | U.S. Federal Research Tax Credit Carryforwards [Member]
Tax credit carry-forward, amount			6,300
Bird Rides [Member] | California Research Tax Credit Carryforwards [Member]
Tax credit carry-forward, amount			$ 7,100